Basis of Preparation	12 Months Ended
Mar. 31, 2018
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Basis of Preparation

(2) Basis of Preparation

(a) Compliance with International Financial Reporting Standards

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term “IFRS” also includes International Accounting Standards (IASs) and the related interpretations of the interpretations committees (SIC and IFRIC).

(b) Basis of Measurement

The consolidated financial statements have been prepared on the historical cost basis, except for certain assets and liabilities separately stated in note 3.

(c) Functional Currency and Presentation Currency

The consolidated financial statements are presented in Japanese yen, which is the functional currency of the Company. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen, except when otherwise indicated.

(d) Early Adoption of New Accounting Standards and Interpretations

Honda has early adopted IFRS 9 “Financial Instruments” (issued in November 2009, amended in October 2010 and November 2013).

(e) New Accounting Standards and Interpretations Not Yet Adopted

Major new or amended standards and interpretations that have been issued as of the date of approval of the consolidated financial statements but are not effective and have not yet been adopted by Honda as of March 31, 2018 are as follows:

IASB issued the final version of IFRS 9 “Financial Instruments” in July 2014. IFRS 9 (issued in 2014) includes amended guidance on the classification and measurement (including impairment) of financial assets. The guidance on impairment replaces the incurred loss model under IAS 39 with the expected credit loss (ECL) model.

IFRS 9 (issued in 2014) is effective for annual periods beginning on or after January 1, 2018. Accordingly, Honda will apply this standard initially on April 1, 2018. This standard will generally be applied retrospectively to each prior reporting period presented with an exemption allowing comparative information for prior periods not to be restated with respect to classification and measurement (including impairment) changes. Honda plans to apply this exemption.

Under IFRS 9 (issued in 2014), lifetime ECL measurement applies if the credit risk of a financial asset at the reporting date has increased significantly since initial recognition and 12-month ECL measurement applies if it has not. Lifetime ECL represents ECL that results from all possible default events over the expected life of a financial asset and 12-month ECL represents ECL that results from default events that are possible within 12 months after the reporting date. ECL is the probability-weighted estimate of credit losses. Credit losses are the present value of the difference between the contractual cash flows and the cash flows that the entity expects to receive.

When determining whether the credit risk has increased significantly, Honda will assess financial assets either individually based primarily on delinquencies or collectively for groups of financial assets with shared risk characteristics such as the period of initial recognition, collateral type, original term and credit score considering changes in expected default rates and other factors.

The net impact of adopting IFRS 9 (issued in 2014) on the opening balance of retained earnings as of April 1, 2018 is expected to be immaterial.

IASB issued IFRS 15 “Revenue from Contracts with Customers” in May 2014. IFRS 15 replaces existing revenue recognition guidance, including IAS 18 “Revenue”, IAS 11 “Construction Contracts” and IFRIC 13 “Customer Loyalty Programmes”.

IFRS 15 is effective for annual periods beginning on or after January 1, 2018. Accordingly, Honda will apply this standard initially on April 1, 2018. This standard may be applied retrospectively to each prior reporting period presented (retrospective approach) or retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application (modified retrospective approach). Honda plans to apply the modified retrospective approach.

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. Under IFRS 15, Honda assesses at contract inception the goods or services promised in a contract with a customer and identifies such promised goods or services as performance obligations. When a performance obligation is satisfied, Honda recognizes as revenue the amount of the transaction price that is allocated to that performance obligation. When determining the transaction price, Honda also considers the effects of variable consideration.

Honda has identified certain effects of the new standard that could change the timing of revenue recognition. Specifically, Honda’s contracts with customers may include promises to transfer goods or services without charges such as free inspection. Such promised goods or services may be considered performance obligations and related sales revenue may be deferred under IFRS 15 if deemed material, while such sales revenue is recognized at contract inception under the current accounting policy. Furthermore, dealer incentives are considered variable consideration when determining the transaction price and revenue is recognized only to the extent that it is highly probable that a significant reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved, which may result in higher deductions from sales revenue recognized when products are sold to dealers.

The net impact of adopting IFRS 15 on the opening balance of retained earnings as of April 1, 2018 is expected to be a reduction of approximately ¥46 billion.

IASB issued IFRS 16 “Leases” in January 2016. IFRS 16 replaces existing lease guidance including IAS 17 “Leases”, IFRIC 4 “Determining whether an Arrangement contains a Lease”, SIC-15 “Operating Leases – Incentives” and SIC-27 “Evaluating the Substance of Transactions Involving the Legal Form of a Lease”.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted for entities that apply IFRS 15 “Revenue from Contracts with Customers” at or before the date of initial application of this standard. Honda plans to apply this standard initially on April 1, 2019.

IFRS 16 changes the definition of a lease and provides a single on-balance lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. Honda will recognize new assets and liabilities for operating leases with some exceptions. In addition, expenses related to leases will now change from straight-line operating lease expenses to depreciation charge for right-of-use assets and interest expense on lease liabilities. Lessor accounting remains similar to the current standard. Honda will continue to assess the overall impact of the adoption of IFRS 16 on the Company’s consolidated financial statements.

As a lessee, this standard can be applied retrospectively to each prior reporting period presented (retrospective approach) or retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application (modified retrospective approach). Honda has not yet determined its transition approach.

(f) Use of Estimates and Judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amount of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.

These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about judgments that have been made in the process of applying accounting policies and that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Scope of subsidiaries, affiliates and joint ventures (notes 3(a) and 3(b))

•	Recognition of intangible assets arising from development (note 3(h))

•	Accounting for contracts including lease (note 3(i))

Information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Valuation of financial assets measured at amortized cost (notes 6, 7 and 8)

•	Fair value of financial instruments (note 26)

•	Net realizable value of inventories (note 9)

•	Recoverable amount of non-financial assets (notes 11, 12 and 13)

•	Measurement of provisions (note 17)

•	Measurement of net defined benefit liabilities (assets) (note 18)

•	Recoverability of deferred tax assets (note 23)

•	Likelihood and magnitude of outflows of resources embodying economic benefits required to settle contingent liabilities (note 28)